INTERNATIONAL EQUITY FUND Annual Fund Operating Expenses - INTERNATIONAL EQUITY FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.13%